CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Loss	Retained Earnings
Beginning balance (in shares) at Dec. 31, 2020		52,788,093
Beginning balance at Dec. 31, 2020	$ 1,850,236	$ 4,580	$ 617,104	$ 1,134	$ (35,477)	$ 1,262,895
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	153,185					153,185
Currency translation adjustment	(60,617)				(60,617)
Actuarial gain on defined benefit pension plan	4,266				4,266
Amortization of cash flow hedge	113				113
Gain on cash flow hedge	778				778
Total comprehensive income	97,725
Exercise of share options (in shares)		1,065,529
Exercise of share options	118,589	$ 77	118,512
Issue of restricted share units / performance share units (in shares)		328,634
Issue of restricted share units / performance share units	23	$ 23
Share based compensation expense	133,553		133,553
Share issuance costs	(853)		(853)
Issue of shares associated with a business combination (in shares)		27,372,427
Repurchase of ordinary shares	5,658,155	$ 1,960	5,656,195
Replacement share-based awards issued to acquiree employees	209,399		209,399
Ending balance (in shares) at Dec. 31, 2021		81,554,683
Ending balance at Dec. 31, 2021	8,066,827	$ 6,640	6,733,910	1,134	(90,937)	1,416,080
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	505,304					505,304
Currency translation adjustment	(89,530)				(89,530)
Actuarial gain on defined benefit pension plan	12,657				12,657
Amortization of cash flow hedge	0
Gain on cash flow hedge	(3,728)				(3,728)
Total comprehensive income	424,703
Exercise of share options (in shares)		348,286
Exercise of share options	35,828	$ 21	35,807
Issue of restricted share units / performance share units (in shares)		241,116
Issue of restricted share units / performance share units	16	$ 16
Share based compensation expense	70,606		70,606
Share issuance costs	(17)		(17)
Repurchase of ordinary shares (in shares)		(420,530)
Repurchase of ordinary shares	(99,983)	$ (28)		28		(99,983)
Share repurchase costs	$ (17)					(17)
Ending balance (in shares) at Dec. 31, 2022	81,723,555	81,723,555
Ending balance at Dec. 31, 2022	$ 8,497,963	$ 6,649	6,840,306	1,162	(171,538)	1,821,384
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	612,335					612,335
Currency translation adjustment	26,221				26,221
Actuarial gain on defined benefit pension plan	244				244
Amortization of cash flow hedge	0
Gain on cash flow hedge	1,567				1,567
Total comprehensive income	640,367
Exercise of share options (in shares)		535,705
Exercise of share options	50,958	$ 35	50,923
Issue of restricted share units / performance share units (in shares)		235,826
Issue of restricted share units / performance share units	15	$ 15
Share based compensation expense	51,456		51,456
Share issuance costs	$ (16)		(16)
Ending balance (in shares) at Dec. 31, 2023	82,495,086	82,495,086
Ending balance at Dec. 31, 2023	$ 9,240,743	$ 6,699	$ 6,942,669	$ 1,162	$ (143,506)	$ 2,433,719